Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	7,820,429	2,403,799	3,050,168
Number of Options, Granted	361,843	5,771,720	1,273,346
Number of Options, Exercised	(425,407)	(233,440)	(1,864,343)
Number of Options, Forfeited	(150,529)	(121,650)	(55,372)
Number of Options, Outstanding Ending	7,606,336	7,820,429	2,403,799	3,050,168
Number of Options, Vested and expected to vest	7,606,336
Number of Options, Exercisable	820,039
Weighted-Average Exercise Price, Outstanding beginning	$ 0.4717	$ 1.5340	$ 0.0002
Weighted-Average Exercise Price, Granted	0.0002	0.0002	2.8957
Weighted-Average Exercise Price, Exercised	0.0002	0.0002	0.0002
Weighted-Average Exercise Price, Forfeited	0.0002	0.0002	0.0002
Weighted-Average Exercise Price, Outstanding Ending	0.4849	0.4717	1.5340	$ 0.0002
Weighted-Average Exercise Price, Vested and expected to vest	0.4849
Weighted-Average Exercise Price, Exercisable	4.4963
Weighted-Average Grant Date Fair Value, Outstanding Beginning	21.28	3.75	0.97
Weighted-Average Grant Date Fair Value, Granted	22.64	26.75	3.97
Weighted-Average Grant Date Fair Value, Exercised	2.56	1.18	0.30
Weighted-Average Grant Date Fair Value, Forfeited	8.51	3.31	2.90
Weighted-Average Grant Date Fair Value, Outstanding Ending	21.92	$ 21.28	$ 3.75	$ 0.97
Weighted-Average Grant Date Fair Value, Vested and expected to vest	21.92
Weighted-Average Grant Date Fair Value, Exercisable	$ 5.03
Weighted-Average Remaining Contractual Term, Outstanding	8 years 3 months	9 years 1 month 6 days	8 years 9 months	7 years 1 month 20 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 3 months
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding	$ 69,907	$ 176,963	$ 20,079	$ 9,744
Aggregate Intrinsic Value, Vested and expected to vest	69,907
Aggregate Intrinsic Value, Exercisable	$ 5,235